PREPAID LICENSING AND ROYALTY FEES (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Summary of Changes to Prepaid Licensing and Royalty Fees

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2015	2016	2017
Balance at beginning of year	$4,383	$239	$1,020
Addition	1,801	2,581	486
Amortization and usage	(1,743)	(416)	(1,040)
Exchange difference	(15)	2	(7)
Impairment charges (Note 7)	(4,187)	(1,386)	—
Balance at end of year	$239	$1,020	$459